Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting
The Company has two reportable segments, its conventional tanker segment and its ship-to-ship transfer segment. The Company’s conventional tanker segment consists of the operation of all of its tankers, including the operations of TTOL and Tanker Investments Ltd. (or TIL), which were acquired in 2017 (notes 4, 6 and 18), and those tankers employed on full service lightering contracts. The Company’s ship-to-ship transfer segment consists of the Company’s lightering support services, including those provided to the Company’s conventional tanker segment as part of full service lightering operations and other related services. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

The following tables include results for the Company’s revenues and (loss) income from operations by segment for the three and six months ended June 30, 2018 and June 30, 2017.

Three Months Ended June 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)(3)	163,849	11,210	(3,400)	171,659
Voyage expenses (3)	(90,333)	—	3,400	(86,933)
Vessel operating expenses	(44,738)	(7,914)	—	(52,652)
Time-charter hire expense	(4,113)	(1,584)	—	(5,697)
Depreciation and amortization	(28,454)	(1,119)	—	(29,573)
General and administrative expenses (4)	(8,433)	(974)	—	(9,407)
Gain on sale of vessels	—	170	—	170
Restructuring charges	(152)	(830)	—	(982)
Loss from operations	(12,374)	(1,041)	—	(13,415)

Equity loss	(70)	—	—	(70)

Three Months Ended June 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)(3)	96,841	14,597	(2,649)	108,789
Voyage expenses (3)	(22,079)	—	2,649	(19,430)
Vessel operating expenses	(34,278)	(12,575)	—	(46,853)
Time-charter hire expense	(6,935)	(1,062)	—	(7,997)
Depreciation and amortization	(23,157)	(1,258)	—	(24,415)
General and administrative expenses (4)	(7,513)	(852)	—	(8,365)
(Loss) gain on sale of vessels	(150)	8	—	(142)
Income (loss) from operations	2,729	(1,142)	—	1,587

Equity loss	(28,027)	—	—	(28,027)

Six Months Ended June 30, 2018
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)(3)	323,660	23,042	(6,578)	340,124
Voyage expenses (3)	(173,504)	—	6,578	(166,926)
Vessel operating expenses	(88,454)	(17,193)	—	(105,647)
Time-charter hire expense	(7,391)	(2,989)	—	(10,380)
Depreciation and amortization	(56,639)	(2,364)	—	(59,003)
General and administrative expenses (4)	(17,400)	(1,792)	—	(19,192)
Gain on sale of vessels	—	170	—	170
Restructuring charges	(152)	(830)	—	(982)
Loss from operations	(19,880)	(1,956)	—	(21,836)

Equity income	624	—	—	624

Six months ended June 30, 2017
	Conventional Tanker Segment	Ship-to-Ship Transfer Segment	Inter-segment Adjustment (1)	Total
	$	$	$	$
Revenues (2)(3)	217,396	27,485	(5,607)	239,274
Voyage expenses (3)	(48,792)	—	5,607	(43,185)
Vessel operating expenses	(68,359)	(22,632)	—	(90,991)
Time-charter hire expense	(19,069)	(2,555)	—	(21,624)
Depreciation and amortization	(46,786)	(2,538)	—	(49,324)
General and administrative expenses (4)	(15,435)	(1,818)	—	(17,253)
Gain on sale of vessels	(4,577)	8	—	(4,569)
Income (loss) from operations	14,378	(2,050)	—	12,328

Equity loss	(26,900)	—	—	(26,900)

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services was based on actual costs incurred.

(2)	Revenues, net of the inter-segment adjustment, earned from the ship-to-ship transfer segment are reflected in Other Revenues in the Company's consolidated statements of loss.

(3)	The comparative periods do not include the impact of the January 1, 2018 adoption of ASU 2014-09 (see note 2).

(4)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	June 30, 2018	December 31, 2017
	$	$
Conventional Tanker Segment	2,056,681	2,089,099
Ship-to-Ship Transfer Segment	35,558	36,810
Cash and cash equivalents	48,457	71,439
Consolidated total assets	2,140,696	2,197,348